INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Balance, beginning of year	$ 899	$ 1,054
Acquisitions	16	16
Acquisition through business combinations	83	0
Disposals	0	(1)
Amortization	(11)	(23)
Foreign currency translation and other	73	(15)
Reclassification of BSREP IV investments to assets held for sale	0	(132)
Balance, end of year	$ 1,060	$ 899